Exposures - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Mar. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Net exposure	kr 339.4	kr 327.2
Central governments
Disclosure of credit risk exposure [line items]
Net exposure	171.1	167.1
Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	13.5	11.4
Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	2.8	0.0
Public Sector Entity
Disclosure of credit risk exposure [line items]
Net exposure	1.4	0.4
Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	38.6	38.6
Corporates
Disclosure of credit risk exposure [line items]
Net exposure	112.0	109.7
Middle East/ Africa/Turkey
Disclosure of credit risk exposure [line items]
Net exposure	5.0	4.9
Middle East/ Africa/Turkey | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	5.0	4.9
Asia excl. Japan
Disclosure of credit risk exposure [line items]
Net exposure	7.3	7.3
Asia excl. Japan | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.7	0.7
Asia excl. Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	2.9	3.0
Asia excl. Japan | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	3.7	3.6
Japan
Disclosure of credit risk exposure [line items]
Net exposure	5.3	6.2
Japan | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	2.7	4.0
Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.5	0.5
Japan | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	2.1	1.7
North America
Disclosure of credit risk exposure [line items]
Net exposure	13.0	14.9
North America | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	2.3	2.4
North America | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	8.0	9.6
North America | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	2.7	2.9
Oceania
Disclosure of credit risk exposure [line items]
Net exposure	1.1	1.2
Oceania | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	1.1	1.2
Latin America
Disclosure of credit risk exposure [line items]
Net exposure	4.5	5.3
Latin America | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.8	0.9
Latin America | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.3	1.1
Latin America | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	3.4	3.3
Sweden
Disclosure of credit risk exposure [line items]
Net exposure	246.9	235.4
Sweden | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	148.4	145.1
Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	13.2	11.2
Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	9.1	6.9
Sweden | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	76.2	72.2
West Europe excl. Sweden
Disclosure of credit risk exposure [line items]
Net exposure	52.6	48.5
West Europe excl. Sweden | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	12.9	10.9
West Europe excl. Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	0.3	0.2
West Europe excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	2.8	0.0
West Europe excl. Sweden | Public Sector Entity
Disclosure of credit risk exposure [line items]
Net exposure	1.4	0.4
West Europe excl. Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	16.4	16.0
West Europe excl. Sweden | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	18.8	21.0
Central and East European countries
Disclosure of credit risk exposure [line items]
Net exposure	3.7	3.5
Central and East European countries | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	3.3	3.1
Central and East European countries | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.3	0.3
Central and East European countries | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	kr 0.1	kr 0.1